Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Trade Receivables, Net [Abstract]
Open accounts		$ 585,033	$ 610,127
Checks receivable		15,538	14,991
Current maturities of long-term receivables		188,842	196,223
Total		789,413	821,341
Less - Expected credit losses	[1]	14,942	18,106
Trade receivables, net		$ 774,471	$ 803,235

[1]	Expected credit losses, net for the years ended December 31, 2025, 2024 and 2023 were $ 3,547, $4,499 and $4,532 , respectively.